Income Taxes: (Details Textual) - USD ($)	9 Months Ended	38 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Tax Expenses Benefit [Line Items]
Operating Income (Loss)	$ 29,000,000	$ 22,404,364
Deferred Tax Assets, Gross, Current	10,500,000	7,625,000
Deferred Tax Assets, Net	$ 477,000	$ 300,000